Fair Value Measurements - Schedule of Quantitative Information Regarding Market Assumptions Used in the Valuation of the Public Warrants (Details)	Feb. 12, 2026
Volatility [Member]
Schedule of Quantitative Information Regarding Market Assumptions Used in the Valuation of the Public Warrants [Line Items]
Probability of Business Combination	20
Risk-free rate [Member]
Schedule of Quantitative Information Regarding Market Assumptions Used in the Valuation of the Public Warrants [Line Items]
Probability of Business Combination	3.7
Dividend yield [Member]
Schedule of Quantitative Information Regarding Market Assumptions Used in the Valuation of the Public Warrants [Line Items]
Probability of Business Combination	0
Asset price [Member]
Schedule of Quantitative Information Regarding Market Assumptions Used in the Valuation of the Public Warrants [Line Items]
Probability of Business Combination	9.91
Exercise price [Member]
Schedule of Quantitative Information Regarding Market Assumptions Used in the Valuation of the Public Warrants [Line Items]
Probability of Business Combination	11.5
Term [Member]
Schedule of Quantitative Information Regarding Market Assumptions Used in the Valuation of the Public Warrants [Line Items]
Probability of Business Combination	5
Probability of business combination [Member]
Schedule of Quantitative Information Regarding Market Assumptions Used in the Valuation of the Public Warrants [Line Items]
Probability of Business Combination	15